Securities purchased (sold) under resale (repurchase) agreements - Additional Information (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of securities purchased under agreements to resell [Abstract]
Investments in purchase and sale commitments, interest rate		4.63%		6.43%
Securities purchased under agreements to resell	R$ 0	R$ 654,057	R$ 684,964	R$ 488,809	R$ 420,958
Securities Sold Under Repurchase Agreements Interest Rate	1.89%	4.48%		6.40%